SCHEDULE OF SUMMARIZES THE SHARE OPTION ACTIVITY (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of options, Beginning balance | shares	7,880,052	6,706,072	5,241,072
Weighted average exercise price, Beginning balance | $ / shares	$ 0.13	$ 0.08	$ 0.13
Number of options ,Granted | shares	3,125,000	2,840,000	1,730,000
Weighted average exercise price, Granted | $ / shares	$ 0.15	$ 0.22	$ 0.08
Number of options, Expired/Cancelled | shares	(1,570,052)		(160,000)
Weighted average exercise price, Expired/Cancelled | $ / shares	$ 0.13		$ 0.07
Number of options, Exercised | shares	(800,000)	(1,666,020)	(105,000)
Weighted average exercise price, Exercised | $ / shares	$ 0.10	$ 0.08	$ 0.05
Number of options, Options outstanding Ending balance | shares	8,635,000	7,880,052	6,706,072
Weighted average exercise price, Options outstanding Beginning balance (in Dollars per share) | $ / shares	$ 0.14	$ 0.13	$ 0.08
Number of options, Exercisable | shares	6,216,250	7,692,552	6,706,072
Weighted average exercise price, Exercisable (in Dollars per share) | $ / shares	$ 0.14	$ 0.13	$ 0.08